SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN
Schedule of assumptions presented in weighted average, used to estimate fair value of each option granted

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2010, 2011 and 2012 respectively except for the options assumed under the merger and equals with VanceInfo on November 9, 2012:

	2010	2011	2012

Risk-free interest rate	1.90% - 3.04%	1.44% - 2.90%	1.04%
Expected dividend yield	—	—	—
Expected life (years)	5.5 - 6.1	5.5 - 6.1	6.5
Expected volatility	47% - 55%	53%	53%
Exercise price	$4.18 - $19.25	$8.79 - $22.18	7.25
Fair value of the underlying common shares	$5.44 - $19.25	$8.79 - $22.18	7.49

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

The fair value of the options granted under the merger and equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility (1)	52.0% - 66.0%
Risk-free interest rate (2)	0.7% - 1.4%
Expected dividend yield (3)	Nil
Exercise price (4)	$4.58 - $ 11.00
Fair value of the underlying ordinary shares (5)	$7.49

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)                                 Risk-free interest rate

Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)                                 Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation.  When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

Schedule of share-based compensation expenses included in the consolidated statements of operations
	2010	2011	2012

Cost of revenues	$606	$234	$165
General and administrative	3,136	4,906	10,405
Selling and marketing	259	516	494

Total	$4,001	$5,656	$11,064

Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per optionat
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2010	3,880,801	$4.18
Granted	1,135,702	$5.58	$3.07	—
Exercised	(301,898)	$3.77
Cancelled	(205,821)	$5.58

Share options outstanding as of December 31, 2010	4,508,784	$4.46
Granted	114,685	$16.74	$8.93	—
Exercised	(1,007,740)	$4.18
Cancelled	(217,539)	$9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	$4.34
Cancelled	(81,840)	$6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,915,171	5.04	4.58	9,982,749	2,799,911	4.93	4.55	9,717,201

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2010	955,303	$1.39	$5.02
Granted	1,135,702	3.07	5.58
Vested	(523,701)	1.53	4.74
Forfeited	(205,821)	2.65	5.58

As of December 31, 2010	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	7.63	8.88

Vested and expect to vest as of December 31, 2012	4,676,796		4.45

Summary of information regarding nonvested shares granted

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2010	323,071	$3.91	$1,258,724
Granted	446,949	7.81	3,509,610
Vested	(211,043)	5.02	(1,058,818)
Forfeited	(221,534)	4.04	(902,750)

Outstanding as of December 31, 2010	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	13.57	3,102,299

Nonvested shares vested and expect to vest as of December 31, 2012	1,689,610

2011 Equity Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79

Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

249,139	8.98	$7.46	147,748	34,055	8.85	8.79	—

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	34,055	$4.32	$8.79
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	34,055	$4.32	$8.79

Granted	215,082	$3.77	$7.25
Vested	(34,055)	$4.32	$8.79
Forfeited	2	$3.89	$7.60

As of December 31, 2012	215,084	$3.77	$7.25

Vested and expect to vest as of December 31, 2012	249,139		$7.46

Summary of information regarding nonvested restricted share units

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted	1,052,509	$10.04	$10,676,967
Vested	—	—	—
Forfeited	(6,811)	11.16	(76,000)

Outstanding as of December 31, 2011	1,045,698	$10.18	$10,600,967
Granted	3,833,474	$7.83	$30,027,735
Vested	(291,513)	$10.41	(3,034,746)
Forfeited	(120,680)	$10.95	(1,321,957)

Outstanding as of December 31, 2011	4,466,979	$8.13	$36,271,999

Nonvested shares vested and expect to vest as of December 31, 2012	4,758,492

VanceInfo 2005 Stock Option Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair value as of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

1,032,095	3.56	$1.97	6,169,583	1,032,095	3.56	$1.97	6,169,583

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	$1.71	$3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90

Vested and expect to vest as of December 31, 2012	1,093,435		$1.90

VanceInfo 2007 Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair valur of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,482,088	3.59	$7.57	1,562,454	896,559	2.47	$6.89	1,165,326

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	$3.47	$6.57
Forfeited	(49,088)	$8.35	$7.96

As of December 31, 2012	2,426,615	$6.23	$7.58

Vested and expect to vest as of December 31, 2012	2,507,996		$7.55

Summary of information regarding nonvested restricted share units

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	$16.23	(239,145)
Forfeited	(24,157)	$14.13	(341,308)

Outstanding as of December 31, 2011	683,974	$16.65	$11,388,057

Nonvested shares vested and expect to vest as of December 31, 2012	698,712

Performance based share award options and nonvested shares
SHARE-BASED COMPENSATION PLAN
Summary of information regarding nonvested restricted share units

		Weighted
		average
	Number of	grant date	Intrinsic
	share units	fair value	value

Granted	695,430	9.96	6,925,500

Outstanding as of December 31, 2011	695,430	9.96	6,925,500
Granted	1,870,614	7.07	13,064,870
Vested	—	—	—
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	$7,86	$19,453,321

Option and nonvested shares vested and expect to vest as of December 31, 2012	2,939,611